LIMITED PARTNERS' INTEREST IN SINGLE-FAMILY RENTAL BUSINESS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investments [line items]
Balance, beginning of year	$ 947,452	$ 356,305
Contributions	489,387	479,142
Distributions	(37,348)	(73,916)
Net change in fair value of limited partners’ interests in single-family rental business	297,381	185,921	[1]
Balance, end of year	1,696,872	947,452
Effect of 2% increase in fair value of rental properties	92,956	51,475
Effect of 2% decrease in fair value of rental properties	$ (92,956)	$ (51,475)
Limited partners' interests in single-family rental business | Third-party
Disclosure of detailed information about investments [line items]
Limited partners' ownership interest	67.00%

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.